Basic and Diluted Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Calculation of Basic Income (Loss) Per Common Share to Diluted Income (Loss) Per Common Share	The following table presents a reconciliation of net income (loss) used in basic and diluted EPS calculations (in millions, except per share amounts):

	Years Ended December 31,
	2019	2018
(Loss) income from continuing operations	$(16.8)	$194.4
(Loss) income attributable to noncontrolling interest and redeemable noncontrolling interest	2.4	(21.3)
(Loss) income from continuing operations attributable to the Company	(14.4)	173.1
Less: Preferred dividends, deemed dividends and repurchase gains	—	6.4
(Loss) income from continuing operations attributable to HC2 common stockholders	(14.4)	166.7
Loss from discontinued operations	(19.3)	(14.5)
Loss attributable to noncontrolling interest and redeemable noncontrolling interest	2.2	3.4
Loss from discontinued operations, net of tax and noncontrolling interest	$(17.1)	$(11.1)
Net (loss) income attributable to common stock and participating preferred stockholders	$(31.5)	$155.6

Earnings allocable to common shares:
Participating shares at end of period:
Weighted-average common stock outstanding	44.8	44.3
Unvested restricted stock	—	0.4
Preferred stock (as-converted basis)	—	4.9
Total	44.8	49.6

Percentage of loss allocated to:
Common stock	100.0%	89.3%
Unvested restricted stock	—%	0.8%
Preferred stock	—%	9.9%

Numerator for earnings per share, basic:
Net (loss) income from continuing operations attributable to common stock, basic	$(14.4)	$148.9
Net loss from discontinued operations attributable to common stock, basic	(17.1)	(9.9)
Net (loss) income attributable to common stock and participating preferred stockholders, basic	(31.5)	139.0

Earnings allocable to common shares, diluted:
Numerator for earnings per share, diluted
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments	—	(3.3)

Net income (loss) from continuing operations attributable to common stock, diluted	$(14.4)	$145.6
Net loss from discontinued operations attributable to common stock, diluted	(17.1)	(9.9)
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	(31.5)	135.7

Denominator for basic and dilutive earnings per share
Weighted average common shares outstanding - basic	44.8	44.3
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments	—	2.5
Weighted average common shares outstanding - diluted	44.8	46.8

(Loss) income per share - continuing operations
Basic:	$(0.32)	$3.36
Diluted:	$(0.32)	$3.11

Loss per share - discontinued operations
Basic:	$(0.38)	$(0.22)
Diluted:	$(0.38)	$(0.21)

(Loss) income per share - Net (loss) income attributable to common stock and participating preferred stockholders
Basic:	$(0.70)	$3.14
Diluted:	$(0.70)	$2.90